Supplement to Spinnaker Plus Prospectus
                       Supplement dated May 1, 2006
          to Prospectus dated December 1, 2004 as supplemented

    The disclosure set forth below replaces the information found on pages 4-7 in the prospectus and any prior supplements.
--------------------------------------------------------------------------------
      SYMETRA RESOURCE VARIABLE ACCOUNT B PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
--------------------------------------------------------------------------------

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2005. The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


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													Net Total
													Annual
										  Total     Contractual Portfolio
							   Distribution           Annual    Expense	Operating
PORTFOLIO					Management  Service     Other	  Portfolio Waiver or	Expenses (After
                 		 		Fees	    (12b-1)     Expenses  Operating Reimburse-	    any
							     Fees	          Expenses  ment	reimbursement
													and waiver
	    	    	        									agreements)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund (Series I shares) (1)	0.90%	     None	0.46%	   1.36%    -0.15%	1.21% (2)(3)
AIM V.I. Global Health Care  Fund (Series I     0.75%	     None	0.33%	   1.08%        --	1.08% (2)(3)
Shares)

AIM V.I.  Capital Appreciation Fund (Series I 	0.61%	     None	0.29%	   0.90%	--	0.90% (2)(5)
shares) (4)

AIM V.I. Capital Development Fund  (Series I 	0.75%	     None	0.34%	   1.09%	--	1.09% (2)(3)
shares) (6)

AIM V.I. Capital Development Fund  (Series II	0.75%	     0.25%	0.34%	   1.34%	--	1.34% (7)(3)
shares)

AIM V.I. International Growth Fund (Series I 	0.73%	     None	0.38%	   1.11% 	--	1.11% (2)
Shares) (6)

AIM V.I. International Growth Fund (Series II   0.73%	     0.25%	0.38%	   1.36%	--	1.36% (7)
Shares)


American Century Investments VP Balanced Fund	0.89%	     None	None	   0.89%	--	0.89%
American Century Investments VP International 	1.23%	     None	None	   1.23%	--	1.23%
Fund
American Century Investments  VP Value Fund 	0.93%	     None	None   	   0.93%	--	0.93%
American Century Investments VP Ultra(r) Class 	0.90%	     0.25%	0.01%	   1.16%	--	1.16%
II Fund

The Dreyfus Socially Responsible Growth Fund, 	0.75%	     None	0.06%	   0.81%	--	0.81%
Inc. -- Initial Shares
Dreyfus IP -  MidCap Stock Portfolio -- 	0.75%	     None	0.04%	   0.79%	--	0.79%
Initial Shares
Dreyfus IP - Technology Growth Portfolio -- 	0.75%	     None	0.06%	   0.81%	--	0.81%
Initial Shares
Dreyfus VIF -  Appreciation Portfolio -- 	0.75%	     None	0.05%	   0.80%	--	0.80%
Initial Shares
Dreyfus VIF - Quality Bond Portfolio -- 	0.65% (8)    None	0.10%	   0.75%    -0.15%(8)   0.60%
Initial Shares
Dreyfus Stock Index Fund, Inc.  -- Service	0.25%	     0.25%	0.02%	   0.52%	--	0.52%
Shares

Federated High Income Bond Fund II - Primary 	0.60%	     None	0.40%(10)  1.00%    -0.25%(9)   0.75%(9)
Shares (9)

Federated Capital Income Fund II (9)		0.75%(11)    None	0.68%(10)  1.43%    -0.42%(9)   1.01%(9)


Federated International Equity Fund  II (9)	1.00%	     None	0.87%(10)  1.87%     -.029%(9)  1.58%(9)

Fidelity VIP Asset Manager Portfolio - Initial	0.52%	     None	0.12%	   0.64%    -0.01%(13)  0.63%(13)
Class Shares

Fidelity VIP Contrafund(r) Portfolio - Initial 	0.57%	     None	0.09%	   0.66%    -0.02%(13)  0.64%(13)
Class Shares

Fidelity VIP Equity-Income Portfolio - Initial	0.47%	     None	0.09%	   0.56%    -0.01%(14)	0.55%(14)
Class Shares

Fidelity VIP Growth & Income Portfolio - Initial0.47%	     None	0.12%	   0.59%    -0.05%(13)  0.54%(13)
Class Shares


Fidelity VIP Growth Opportunities Portfolio - 	0.57%	     None	0.13%	   0.70%    -0.05%(14)  0.65%(14)
Initial Class Shares  (15)

Fidelity VIP Growth Portfolio - Initial Class	0.57%	     None	0.10%	   0.67%    -0.04%(13)  0.63%(13)
Shares

Fidelity VIP Money Market Portfolio - Service 	0.20%	     0.25%	0.09%	   0.54%	--	0.54%
Class 2 Shares

Franklin Small-Mid  Cap Growth Securities 	0.48%	     0.25%(16) 	0.28%	   1.01%    -0.02% (17)	0.99% (17)
Fund - Class  2

Franklin U.S. Government  Fund - Class  2 	0.49% (18)   0.25%(16)  0.03%	   0.77%	--	0.77%

Franklin Small Cap Value Securities Fund - 	0.52%	     0.25%(16)  0.17%(17)  0.94%    -0.05%(17)  0.89%(17)
Class 2

Franklin Income Securities Fund - Class 2	0.46%(18)    0.25%(16)  0.02%	   0.73%	--	0.73%
Mutual Shares Securities Fund - Class 2  	0.60%	     0.25%(16)  0.18%	   1.03%	--	1.03%
Templeton Developing Markets Securities Fund - 	1.24%	     0.25% 	0.29%	   1.78%	--	1.78%
Class 2

ING VP Natural Resources Portfolio (19)(20)	1.00%	     None	0.33% (21) 1.33%    -0.15%	1.18%
ING JPMorgan  Emerging Markets Equity 		1.25%	     None	0.00%	   1.25%	--	1.25% (23)
Portfolio (22)

J.P. Morgan U.S.  Large Cap Core Equity 	0.35%	     None	0.50%	   0.85%	--	0.85%
Portfolio (15)
J.P. Morgan International Equity Portfolio	0.60%	     None	0.60%	   1.20%	--	1.20%
J.P. Morgan Mid Cap Value Portfolio 	 	0.70%	     None	0.55%	   1.25%	--	1.25% (24)

Pioneer Bond VCT Portfolio - Class I Shares (25)0.50%	     None	0.33%	   0.83%    -0.21% (26)	0.62%
Pioneer Fund VCT Portfolio - Class I Shares (25)0.65%	     None	0.05%	   0.70%	--	0.70%
Pioneer Growth Opportunities VCT Portfolio  -- 	0.74%	     None	0.06%	   0.80%    -0.01% (28)	0.79%
Class I Shares (25)
Pioneer Mid Cap Value  VCT Portfolio - Class I 	0.65%	     None	0.06%	   0.71%	--	0.71%
Shares (25)
Pioneer Money Market VCT Portfolio - Class I 	0.40%	     None	0.23%	   0.63%	--	0.63%
Shares (25)
Pioneer Small Cap Value II VCT Portfolio -	0.75%	     None	0.22%	   0.97%	--	0.97%
Class I Shares (25)
Pioneer Emerging Markets VCT Portfolio - 	1.15%	     0.25%	0.59%	   1.99%	--	1.99%
Class II Shares
Pioneer Equity Income VCT Portfolio  -- 	0.65%	     0.25%	0.06%	   0.96%	--	0.96%
Class II Shares
Pioneer High Yield VCT Portfolio - Class II 	0.65%	     0.25%	0.12%	   1.02%	--	1.02%
Shares
Pioneer Small Cap Value VCT Portfolio - Class 	0.75%	     0.25%	0.39%	   1.39%	--	1.39%
II Shares
Pioneer Strategic Income VCT Portfolio - Class 	0.65%	     0.25%	0.24%	   1.14%	--	1.14%
II Shares


DWS Balanced VIP  (15) (29) (30)		0.45%	      None	0.06%	   0.51%	--	0.51%
DWS International VIP (15)(31)			0.86%	      None	0.16%	   1.02%	--	1.02%
------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.


EXAMPLES
Changes to the portfolio expenses affect the results of the expense Examples in your prospectus.
Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.
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-----------------------

(1) Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series
    I shares to the extent necessary to limit Total Annual Fund Operating Expenses  of Series shares to 1.30%
    of average daily net assets.  The expense limitation agreement is in effect through April 30, 2007.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.  The fee waiver reflects this agreement.

(4) AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund were reorganized into AIM V.I. Capital Appreciation
    Fund effective May 1, 2006.  As a result, Series I shares of AIM V.I. Capital Appreciation Fund are available to contract owners previously invested in Series I shares of AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund.

(5) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for
    AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth
    Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(6) This portfolio is closed to  investments  effective March 15, 2006.

(7) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses  of Series II shares to 1.45% of average daily net assets.  The expense limitation agreement is in effect through April 30, 2007.

(8) The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund's management fee in the amount of
    0.15 of 1% of the value of the Fund's average daily net assets, until June 30, 2006.

(9) The percentages shown are based on expenses for the entire year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. For  Federated High Income Bond Fund II - Primary Shares the  Total Waiver of Fund
    Expenses  was 0.25% with the Total Actual Annual Fund Operation Expenses being 0.75%; for Federated Capital
    Income Fund II the  Total Waiver of Fund Expenses  was 0.42% with the Total Actual Annual Fund Operation Expenses being 1.01%; and for Federated International Equity Fund II  the  Total Waiver of Fund Expenses  was 0.29% with the Total Actual Annual Fund Operation Expenses being 1.58%.

(10)Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" herein.
    The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December
    31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary
    Shares during the fiscal year ending December 31, 2006.  Total other operating expenses for the fiscal year ended
    December 31, 2005 paid by the Fund's (after the voluntary waiver) were:  0.15% for Federated High Income Bond Fund
    II - Primary Shares; 0.39% for Federated Capital Income Fund II; and 0.58% for Federated International Equity
    Fund II.

(11)The Adviser voluntarily reimbursed a portion of the management fee.  The management fee paid by the Fund (after the voluntary reimbursement) was 0.62% for the fiscal year ended December 31, 2005.

(12)This portfolio is only available if you have been continuously invested in it since April 30, 2000.

(13)A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.
    In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for the Fidelity VIP Asset Manager Portfolio - Initial Class Shares;  0.64% for the
    Fidelity VIP Contrafund(r)Portfolio - Initial Class shares; 0.63% for the Fidelity VIP Growth Portfolio - Initial
    Class shares; and 0.54% for the Fidelity VIP Growth & Income Portfolio - Initial Class Shares. These offsets may be discontinued at any time.

(14)A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.
    Including this reduction, the total class operating expenses would have been 0.55% for the Fidelity VIP Equity-Income
    Portfolio - Initial Class Shares and 0.65% for the Fidelity VIP Growth Opportunities Portfolio - Initial Class Shares.
    These offsets may be discontinued at any time.

(15)This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(16)While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(17)The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a
    Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of
    Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(18)The Fund administration fee is paid indirectly through the management fee.

(19)The table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser of the Fund, has agreed.

(20)ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investment, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and
    Recoupments." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term. The expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments,
    LLC, or upon termination of the investment management agreement. In addition, effective January 1, 2006, pursuant to a side agreement, ING Investment, LLC has lowered the expense limit for the Fund to 1.08% through at least December
    31, 2006. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investment, LLC elects to renew it. If after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

(21)ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund's average daily net assets.

(22)The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions
    Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures.
    The Portfolios would also bear any extraordinary expenses.

(23)For the ING JPMorgan Emerging Markets Equity Portfolio Class I, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year end.

(24)The Portfolio's service providers have also voluntarily waived or reimbursed certain Portfolio fees so that the current expense ratio is 1.00%.

(25)This Portfolio is only available if you have been continuously invested in it since November 30, 2004.

(26)The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which
    Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01%
    annually. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(27)The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.79% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
    0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(28)Management fees have been restated to reflect the new fee schedule effective May 2, 2005.

(29)Pursuant to its respective agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of  A share class of DWS
    Balanced VIP to 0.51%.

(30)Pursuant to its respective agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of  A share  class of DWS
    International VIP  to 1.37%.


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